Financial Assets - Summary of Available-for-sale Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Available-for-sale securities		¥ 1,738,108	¥ 1,429,287
Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		879,443	793,544
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		85,450	86,145
Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		38
Debt securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Available-for-sale securities		94
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Available-for-sale securities		793,861	707,399
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		858,665	635,743
Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		420,287	238,155
Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		59,495	75,694
Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Available-for-sale securities		59	28
Equity securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Available-for-sale securities		378,824	321,866
Financial assets at fair value, class [member] | Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		879,443	793,544
Financial assets at fair value, class [member] | Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		47,188	58,561
Financial assets at fair value, class [member] | Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		313,270	259,753
Financial assets at fair value, class [member] | Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		188,563	203,147
Financial assets at fair value, class [member] | Debt securities [member] | Subordinated bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		156,024	111,029
Financial assets at fair value, class [member] | Debt securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	174,398	161,054
Financial assets at fair value, class [member] | Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		841,531	615,464
Financial assets at fair value, class [member] | Equity securities [member] | Common stocks [member]
Disclosure of financial assets [line items]
Available-for-sale securities		414,148	256,441
Financial assets at fair value, class [member] | Equity securities [member] | Preferred stocks [member]
Disclosure of financial assets [line items]
Available-for-sale securities		50,522	52,127
Financial assets at fair value, class [member] | Equity securities [member] | Funds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		131,897	94,895
Financial assets at fair value, class [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	244,964	212,001
Financial assets at amortised cost, class [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	¥ 17,134	¥ 20,279

[1]	Other available-for-sale securities mainly include unlisted equity investments, private equity funds, trust schemes and perpetual bonds.